Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Loss before income tax	$ (14,419,972)	$ (5,210,719)	$ (1,459,093)
Adjustments for
Finance income	(208,326)	(413,691)	(667,898)
Finance costs	1,967,519	1,613,014	2,625
Fair value change of proprietary trading of digital assets	(122,771)
Depreciation of property, plant and equipment	64,977	76,509	86,406
Depreciation of right of use assets	90,327	52,745	36,465
Bad debt expense			922,817
Share-based compensation	1,468,800
Change in fair value of digital assets payables	(1,930)
Share purchase warrants expenses	6,063,086
Impairment on goodwill	78,958
Loss on disposal property, plant and equipment		17,799
Loss on termination of lease		10,952
Changes in assets and liabilities
Increase in accounts receivables			(79,466)
(Increase)/decrease in other receivables and prepayments	(288,996)	720,508	(121,463)
Increase/(decrease) in accounts and other payables	449,171	30,358	(163,172)
Net cash used in operating activities	(4,859,157)	(3,102,525)	(1,442,779)
Cash flows from investing activities
Interest received	208,326	413,691	667,898
Disposal of investments/loans receivables	595,347	937,762	64,139
Acquisitions of a subsidiary	(92,458)
(Purchase)/disposal of property, plant and equipment	(288,329)	(238)	7,260
Increase in related party receivables		(58,325)
Net cash provided by investing activities	422,886	1,292,890	739,297
Cash flows from financing activities
Proceeds from shares issued on private placement	4,011,473		19,657
Proceeds from issuance of convertible notes, net	5,419,972	3,095,000
Increase in related party payable	(338,051)		279,031
Payment of principal portion of lease liabilities	(97,669)	(63,482)	(37,808)
Interest paid	(11,550)	(6,127)	(2,622)
Net cash provided by financing activities	8,984,175	3,025,391	258,258
Net Increase/(decrease) of Cash and Cash Equivalents	4,547,904	1,215,756	(445,224)
Effect of foreign currency translation on cash and cash equivalents	(243,451)	(249,144)	422,550
Cash and cash equivalents–beginning of year	982,538	15,926	38,600
Cash and cash equivalents–end of year	$ 5,286,991	$ 982,538	$ 15,926